Impairment charges	12 Months Ended
Sep. 30, 2024
Impairment charges
Impairment charges

Note 6. Impairment charges

Accounting policy

Impairment charges are based on an expected loss model which measures the difference between the current carrying amount and the present value of expected future cash flows taking into account past experience, current conditions and multiple probability-weighted macroeconomic scenarios for reasonably supportable future economic conditions. Further details of the calculation of ECL and the critical accounting assumptions and estimates relating to impairment charges are included in Note 10.

Impairment charges are recognised in the income statement, with a corresponding amount recognised as follows:

●
Loans, debt securities at amortised cost and due from subsidiaries balances: as a reduction of the carrying value of the financial asset through an offsetting provision account (refer to Note 10);
●
Debt securities at FVOCI: in reserves in OCI with no reduction of the carrying value of the debt security (refer to Note 26); and
●
Credit commitments: as a provision (refer to Note 25).

Uncollectable loans

A loan may become uncollectable in full or part if, after following Westpac’s loan recovery procedures, Westpac remains unable to collect that loan’s contractual repayments. Uncollectable amounts are written off against their related provision for ECL, after all possible repayments have been received.

Where loans are secured, amounts are generally written off after receiving the proceeds from the security, or in certain circumstances, where the net realisable value of the security has been determined and this indicates that there is no reasonable expectation of full recovery, write-off may be earlier. Unsecured consumer loans are generally written off after 180 days past due.

Westpac may subsequently be able to recover cash flows from loans written off. In the period which these recoveries are made, they are recognised in the income statement.

The following table details impairment charges.

	Consolidated			Parent Entity
$m	2024	2023	2022	2024	2023
Provisions raised/(released)
Performing	(150)	274	225	(142)	172
Non-performing	877	565	299	801	523
Recoveries	(190)	(191)	(189)	(184)	(184)
Impairment charges/(benefits)	537	648	335	475	511
of which relates to:
Loans and credit commitments	536	647	333	469	517
Debt securities at amortised cost	-	-	4	1	-
Debt securities at FVOCI	1	1	(2)	1	1
Due from subsidiaries	-	-	-	4	(7)
Impairment charges/(benefits)	537	648	335	475	511

Further details are included in Note 10.